Note 7 - Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Federal				$ 0	$ 0
State				0	0
Foreign				0	0
Current income tax benefit				0	0
Federal				0	0
State				0	0
Foreign				0	0
Deferred income tax expense				0	0
Total	$ 0	$ 0	$ 0	$ 0	$ 0